Fair values of financial assets and liabilities - Schedule of Movements in Level 3 Portfolio (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
At 1 January	£ 584,365
Exchange and other adjustments	(70)	£ 65	£ 33
At 31 December	603,983	584,365
Level 3 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
(Losses) gains recognised in the income statement within other income	2	(3)
(Losses) gains recognised in the income statement, within other income, relating to the change in fair value of those assets held at 31 December	2	(3)
Financial assets at fair value through profit or loss | Level 3 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
At 1 January	280	270
Exchange and other adjustments	0	0
(Losses) gains recognised in the income statement within other income	(14)	41
Purchases/increases to customer loans	51	4
Sales/repayments of customer loans	(30)	(35)
At 31 December	287	280	270
(Losses) gains recognised in the income statement, within other income, relating to the change in fair value of those assets held at 31 December	(13)	36
Financial assets at fair value through other comprehensive income | Level 3 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
At 1 January	48	53
Exchange and other adjustments	3	(2)
(Losses) gains recognised in the income statement within other income	2	(1)
Purchases/increases to customer loans	0	0
Sales/repayments of customer loans	(3)	(2)
At 31 December	50	48	53
(Losses) gains recognised in the income statement, within other income, relating to the change in fair value of those assets held at 31 December	5	(1)
Total level 3 financial assets (excluding derivatives) at fair value, recurring basis £m | Level 3 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Movements in Level 3 Portfolio [Line Items]
At 1 January	328	323
Exchange and other adjustments	3	(2)
(Losses) gains recognised in the income statement within other income	(12)	40
Purchases/increases to customer loans	51	4
Sales/repayments of customer loans	(33)	(37)
At 31 December	337	328	£ 323
(Losses) gains recognised in the income statement, within other income, relating to the change in fair value of those assets held at 31 December	£ (8)	£ 35